Income Taxes - Summary of Deferred Taxes Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 174,127	$ 91,467
Tax credit carryforwards	37,455	20,338
Accrued expenses	2,690	1,265
Deferred revenue	45,928	28,590
Stock-based compensation	318,049	0
Amortizable intangibles	3,834	4,198
Tenant allowance	2,927	2,206
Deferred tax assets before valuation allowance	585,010	148,064
Valuation allowance	(583,107)	(143,827)	$ (104,745)
Deferred tax assets, net of valuation allowance	1,903	4,237
Deferred tax liabilities:
Amortizable intangibles	(4,722)	0
Property and equipment	(830)	(830)
Basis differences	(1,522)	(5,270)
Deferred tax liabilities	(7,074)	(6,100)
Net deferred taxes	$ (5,171)	$ (1,863)